Loans, borrowings and bank overdrafts (Tables)	12 Months Ended
Mar. 31, 2024
Text Blocks Abstract
Summary of Current and Non-Current Borrowings

	As at March 31,
	2023		2024
Non-current
Unsecured Notes 2026 (1)	₹	61,272	₹	62,300
	₹	61,272	₹	62,300
Current
Borrowings from banks	₹	88,745	₹	79,164
Bank overdrafts		19		2
Loans from institutions other than banks		57		-
	₹	88,821	₹	79,166
	₹	150,093	₹	141,466

(1) On June 23, 2021, Wipro IT Services LLC, a wholly owned step-down subsidiary of Wipro Limited, issued US$ 750 million in unsecured notes 2026 (the “Notes”). The Notes bear interest at a rate of 1.50% per annum and will mature on June 23, 2026. Interest on the Notes is payable semi-annually on June 23 and December 23 of each year, commencing from December 23, 2021. The Notes are listed on Singapore Exchange Securities Trading Limited (SGX-ST).

Summary of Long - Term Loans and Borrowings

	As at March 31, 2023			As at March 31, 2024
Currency	Foreign currency in millions	Indian Rupee		Foreign currency in millions	Indian Rupee		Final maturity
Unsecured Notes 2026
U.S. Dollar (US$)	746	₹	61,272	747	₹	62,300	June-26
Unsecured loans
Indian Rupee (INR)	-		57	-		-	-
		₹	61,329		₹	62,300

Non-current portion of long-term loans and borrowings		₹	61,272		₹	62,300
Current portion of long-term loans and borrowings			57			-

Cash and non-cash changes in liabilities arising from financing activities:

					Non-cash changes
	April 1, 2022		Cash flow		Net additions to Lease Liabilities		Effective interest rate adjustment		Foreign exchange movements		March 31, 2023
Borrowings	₹	151,693	₹	(7,876)	₹	-	₹	108	₹	6,149	₹	150,074
Lease Liabilities		24,233		(9,711)		9,021		-		1,030		24,573
	₹	175,926	₹	(17,587)	₹	9,021	₹	108	₹	7,179	₹	174,647

					Non-cash changes
	April 1, 2023		Cash flow		Net additions to Lease Liabilities		Effective interest rate adjustment		Foreign exchange movements		March 31, 2024
Borrowings	₹	150,074	₹	(10,057)	₹	-	₹	112	₹	1,335	₹	141,464
Lease Liabilities		24,573		(10,060)		8,438		-		232		23,183
	₹	174,647	₹	(20,117)	₹	8,438	₹	112	₹	1,567	₹	164,647